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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-10261

Pearl Mutual Funds

(Exact name of registrant as specified in charter)

2610 Park Avenue, P.O. Box 209, Muscatine, Iowa	52761
(Address of principal executive offices)	(Zip code)

Robert H. Solt, 2610 Park Avenue, P.O. Box 209, Muscatine, Iowa 52761

(Name and address of agent for service)

Registrant’s telephone number, including area code: (563) 288-2773

Date of fiscal year end: 12/31

Date of reporting period: 07/01/05 – 06/30/06

2006					PROXY VOTING RECORD

PFTRX PFAGX	NAME OF ISSUER (FUND NAME)	TICKER	CUSIP #	SHAREHOLDER MEETING DATE	MATTER VOTED ON	PROPOSED BY ISSUER OR SECURITY HOLDER	VOTE CAST YES/NO	HOW FUND CAST ITS VOTE	VOTE CAST FOR OR AGAINST MANAGEMENT

PFAGX	Hartford Capital Appreciation Fund	HCAYX	416645604	9/7/2005	Election of Board of Directors; permit Funds investment adviser to contract with sub-advisers without shareholder approval; revise policies regarding issuing of senior securities, borrowing money, underwriting securities, investments in real estate or interests therein, purchases and sales of commodities and commodities contracts, diversification of investments, concentrations within a particular industry, making of loans.	Hartford Mutual Funds	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PFAGX	Diamond Hill Large Cap Fund	DHLRX	25264S502	11/7/2005	Election of Trustees Approval of new management agreement	Diamond Hill Funds	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PFTRX	Dodge and Cox Balanced Fund	DODBX	256201104	12/2/2005	Election of Board of Trustees for the Trust	Dodge and Cox Funds	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PFTRX	Dodge and Cox Stock Fund	DODGX	256219106	12/2/2005	Election of Board of Trustees for the Trust	Dodge and Cox Funds	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PFAGX	T Rowe Price Emerging Europe & Mediterranean	TREMX	77956H815	4/16/2006	Election of directors/trustees	Issuer	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PFAGX	Fidelity Leveraged Co. Stock Fund	FLVCX	316389873	5/17/2006	Election of trustees	Issuer	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PFAGX	Matthews Pacific Tiger Fund	MAPTX	5577130107	5/25/2006	Election of trustees	Issuer	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PFTRX	Matthews Asian Growth and Income	MACSX	577130206	5/25/2006	Election of trustees	Issuer	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pearl Mutual Funds

By (Signature and Title)*	/s/ Robert H. Solt
Robert H. Solt,
President, Chief Executive Officer, Chief Operating Officer, Chief Financial Officer and Treasurer

By (Signature and Title)*	/s/ David M. Stanley
David M. Stanley, Secretary

Date August 17, 2006

*	Print the name and title of each signing officer under his or her signature.